SUBSEQUENT EVENTS (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Nov. 09, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 01, 2023	Nov. 09, 2022	Feb. 21, 2022	Feb. 03, 2022
Subsequent Event [Line Items]
Additional shares				1,000,000
Share price			$ 3					$ 4	$ 4
Security purchase agreement, description				Pursuant to the Purchase Agreement, the Purchaser purchased 4,000 shares of a newly authorized Series E Convertible Preferred Stock (the “Series E Convertible Preferred Stock”), and the Company received proceeds of $4,000,000. The Purchase Agreement contains customary representations, warranties, agreements and indemnification rights and obligations of the parties.
Received proceeds		$ 9,000,000	$ 999,000	$ 1,299,000	$ 4,500,000
Preferred stock, par value		$ 0.001		$ 0.001	$ 0.001
Contract liabilities		$ 1,588,928		$ 957,997	$ 1,829,311
Technology systems		772,932		$ 211,452	$ 1,232,638
Consulting recognized		$ 636,822
Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, par value		$ 1,000
Preferred stock, conversion price per share		3.00
Series F Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Share price		$ 6.20
Employee Stock Purchase Plan [Member]
Subsequent Event [Line Items]
Additional shares							1,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Additional shares						150,000
Share price						$ 4.22
Subsequent Event [Member] | Series E Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Additional shares	5,000
Share price	$ 1,000
Shares sold to investors	2,500
Received proceeds	$ 2,500,000
Conversion price	$ 3.00
Conversion shares	1,430,484
Common stock, per share	$ 3.00
Subsequent Event [Member] | Series F Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Exchange shares	5,000